Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
24.	Subsequent Events

On March 7, 2018, the Company granted 2,000,000 restricted shares (the “Restricted Shares”) at par value of $0.001 under the 2012 Plan, to certain officers and employees of the Company. 60% of the Restricted Shares will vest on the third anniversary of the date of grant, the remaining 40% Restricted Shares will vest on the fourth and the fifth anniversary evenly.

On April 25, 2018, the board of directors approved that all remaining unvested Options and Restricted Shares that were granted on May 1, 2015 to be fully vested on April 25, 2018.

On March 26, 2018, the Company amended the amalgamation agreement entered into on June 26, 2017 (the “Amalgamation Agreement”) to extend its termination date to April 26, 2018. On April 26, 2018, the Company further amended the Amalgamation Agreement to extend its termination date to May 26, 2018.